Short-Term Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of short and long term investments [Line Items]
Current	R$ 0	R$ 1,430
Non-current	733,043	906,719
Financial assets at fair value through profit or loss and held-to-maturity investments
Disclosure of short and long term investments [Line Items]
Short and long-term investments	733,043	908,149
Bank Deposit Certificate - CDB
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 0	1,430
Weighted average rate p.a.	101.80%
TAP Bond
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 733,043	R$ 906,719
Weighted average rate p.a.	7.50%